FAIR VALUE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
FAIR VALUE
FAIR VALUE MEASUREMENTS

8.  FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurements and Disclosures”, defines fair value, establishes a framework for measuring fair value, and sets forth disclosures about fair value measurements.  ASC Topic 825, “Financial Instruments”, allows entities to choose to measure certain financial assets and liabilities at fair value.  The Company has not elected the fair value option for any financial assets or liabilities.

ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  It also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  This Topic describes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 — Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value:

Investment Securities and Trading Assets:  The fair values for available for sale investment securities and trading assets are determined by quoted market prices, if available (Level 1).  For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).  For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3).

Impaired Loans:  The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent third party real estate appraisals.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available for similar loans and collateral underlying such loans.  Such adjustments were $14 thousand for 2015 and $387 for 2014 and resulted in a Level 3 classification of the inputs for determining fair value.  Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.  Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted in accordance with the allowance policy.

Other Real Estate Owned:  Assets acquired through or instead of loan foreclosure and classified as other real estate owned (OREO) are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell.  Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach with data from comparable properties.  Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments were $98 thousand as of March 31, 2015 and $123 thousand as of March 31, 2014 and resulted in a Level 3 classification of the inputs for determining fair value.  Real estate owned properties are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Mortgage Servicing Rights:  Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively based on a valuation model that calculates the present value of estimated future net servicing income, resulting in a Level 3 classification.

Assets and Liabilities Measured on a Recurring Basis

Available for sale investment securities and trading assets are the Company’s only balance sheet items that meet the disclosure requirements for instruments measured at fair value on a recurring basis.  Disclosures are as follows in the tables below.

Fair Value Measurements at March 31, 2015 Using (In thousands):

		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
U. S. government agencies	$58,828	$—	$58,828	$—
States and municipals	92,969	—	92,969	—
Mortgage-backed - residential	97,381	—	97,381	—
Equity securities	298	298	—	—
Trading Assets	5,409	5,409	—	—
Total	$254,885	$5,707	$249,178	$—

Fair Value Measurements at December 31, 2014 Using (In thousands):

		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
U. S. government agencies	$60,586	$—	$60,586	$—
States and municipals	89,281	—	89,281	—
Mortgage-backed - residential	96,698	—	96,698	—
Equity securities	296	296	—	—
Trading Assets	5,370	5,370	—	—
Total	$252,231	$5,666	$246,565	$—

There were no transfers between level 1 and level 2 during 2015 or 2014.

Assets measured at fair value on a non-recurring basis are summarized below:

Fair Value Measurements at March 31, 2015 Using:
Quoted Prices
		In Active		Other
		Markets for	Significant	Significant
		Identical	Observable	Unobservable
(In thousands)	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Real Estate Mortgage:
1-4 family residential	$—	—	—	$—
Multi-family residential	—	—	—	—
Non-farm & non-residential	224	—	—	224
Agricultural	—			—
Other real estate owned:
Residential	1,670	—	—	1,670
Loan servicing rights	282	—	—	282

	Fair Value Measurements at December 31, 2014 Using:
		Quoted Prices
		In Active		Other
		Markets for	Significant	Significant
		Identical	Observable	Unobservable
(In thousands)	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Real Estate Mortgage:
Multi-family residential	169	—	—	169
Non-farm & non-residential	366	—	—	366
Agricultural	3,729	—	—	3,729
Other real estate owned:
Residential	1,670	—	—	1,670
Loan servicing rights	292	—	—	292

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $224 thousand, which includes a valuation allowance of $156 thousand at March 31, 2015.  During the first three months of 2015, no new loans became impaired.  The total allowance for specific impaired loans decreased $199 thousand for the three months ending March 31, 2015 and increased $134 thousand for the three months ending March 31, 2014.  During the first three months of 2014, one new loan became impaired resulting in an additional provision for loan losses of $282 thousand.

Other real estate owned, which is measured at fair value less costs to sell, had a net carrying amount of $1.7 million, which is made up of the outstanding balance of $3.3 million, net of a valuation allowance of $1.6 million at March 31, 2015.  The Company recorded $26 thousand in write-downs of other real estate owned properties for the three months ending March 31, 2015 and $0 for the three month period ending March 31, 2014.

Loan servicing rights, which are carried at the lower of cost or fair value, were carried at their fair value of $282 thousand, which is made up of the outstanding balance of $347 thousand, net of a valuation allowance of $65 thousand at March 31, 2015.  The Bank recorded a net recovery of prior write-downs of $14 thousand for the three months ending March 31, 2015 and a recovery of prior write-downs totaling $5 thousand for the three months ending March 31, 2014.  At December 31, 2014, loan servicing rights were carried at their fair value of $292 thousand, which is made up of the outstanding balance of $371 thousand, net of a valuation allowance of $79 thousand.

The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at March 31, 2015 and December 31, 2014:

				Range
March 31, 2015	Fair	Valuation	Unobservable	(Weighted
(In thousands)	Value	Technique(s)	Input(s)	Average)
Impaired loans
Non-farm & non-residential	224	income approach	capitalization rate	0%-0%
				(0%)
Other real estate owned:
Residential	1,670	sales comparison	adjustment for differences between the comparable sales	0%-48% (11%)
		income approach	capitalization rate	8%-10%
				(9%)
Loan Servicing Rights	282	discounted cash flow	constant prepayment rates	8%-21% (12%)

				Range
December 31, 2014	Fair	Valuation	Unobservable	(Weighted
(In thousands)	Value	Technique(s)	Input(s)	Average)
Impaired loans
Real estate mortgage:
Multi-family residential	169	sales comparison	adjustment for differences between the comparable sales	10%-10% (10%)
Non-farm & non-residential	366	sales comparison	adjustment for differences between the comparable sales	0%-0% (0%)
Agricultural	3,729	sales comparison	adjustment for differences between the comparable sales	5%-53% (43%)
Other real estate owned:
Residential	1,670	sales comparison	adjustment for differences between the comparable sales	0%-48% (11%)
		income approach	capitalization rate	8%-10%
				(9%)
Loan Servicing Rights	292	discounted cash flow	constant prepayment rates	8%-35% (11%)

Fair Value of Financial Instruments

The carrying amounts and estimated fair values of financial instruments, at March 31, 2015 and December 31, 2014 are as follows:

March 31, 2015:

	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$15,066	$15,066	$—	$—	$15,066
Interest bearing deposits	1,280	1,280	—	—	1,280
Securities	249,476	298	249,178	—	249,476
Trading Assets	5,409	5,409	—		5,409
Mortgage loans held for sale	940	—	940	—	940
Loans, net	532,724	—	—	531,547	531,547
FHLB Stock	5,981	—	—	—	N/A
Interest receivable	3,570	1	1,348	2,221	3,570
Financial liabilities
Deposits	$660,814	$472,790	$188,732	$—	$661,522
Securities sold under agreements to repurchase and other borrowings	12,121	—	12,160	—	12,160
Federal Funds Purchased	2,148	2,148	—	—	2,148
FHLB advances	86,950	—	83,841	—	83,841
Subordinated Debentures	7,217	—	—	7,204	7,204
Interest payable	602	—	593	9	602

December 31, 2014:

	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$17,169	$17,169	$—	$—	$17,169
Interest bearing deposits	1,280	1,280			1,280
Securities	246,861	296	246,565	—	246,861
Trading assets	5,370	5,370			5,370
Mortgage loans held for sale	776	—	782	—	782
Loans, net	532,293	—	—	535,213	535,213
FHLB Stock	5,981	—	—	—	N/A
Interest receivable	3,299	—	1,274	2,025	3,299
Financial liabilities
Deposits	$654,869	$470,912	$185,429	$—	$656,341
Securities sold under agreements to repurchase and other borrowings	12,457	—	12,620	—	12,620
FHLB advances	93,785	—	88,373	—	88,373
Subordinated Debentures	7,217	—	—	7,209	7,209
Interest Payable	642		633	9	642

The methods and assumptions, not previously presented, used to estimate fair values are described as follows:

Cash and Cash Equivalents - The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.

FHLB Stock - It is not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Loans - Fair values of loans, excluding loans held for sale, are estimated as follows:  For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification.  Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification.  Impaired loans are valued at the lower of cost or fair value as described previously.  The methods used to estimate the fair value of loans do not necessarily represent an exit price.

The fair value of loans held for sale is estimated based upon binding contracts and quotes from third party investors resulting in a Level 2 classification.

Deposits - The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification.  The carrying amounts of variable rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date resulting in a Level 1 classification.  Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Securities Sold Under Agreements to Repurchase and Other Borrowings - The carrying amounts of borrowings under repurchase agreements approximate their fair values resulting in a Level 2 classification.

The carrying amount of the Company’s variable rate borrowings approximate their fair values resulting in a Level 2 classification.

Federal Funds Purchased - The carrying amounts of federal funds purchased approximate fair values and are classified as Level 1.

FHLB Advances and Subordinated Debentures - The fair values of the Company’s FHLB advances are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

The fair values of the Company’s Subordinated Debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 3 classification.

Accrued Interest Receivable/Payable - The carrying amounts of accrued interest approximate fair value resulting in a Level 2 or Level 3 classification based on the level of the related asset/liability.

Off-balance Sheet Instruments - Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.  The fair value of off-balance sheet instruments is not material.

NOTE 17 - FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three levels of inputs that may be used to measure fair values:

Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 — Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value:

Securities Available for Sale and Trading Assets:  The fair values for investment securities and trading assets are determined by quoted market prices, if available (Level 1).  For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).  For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3).

Impaired Loans:  The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned:  Assets acquired through, or instead of, loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.  Real estate owned properties are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Loan Servicing Rights:  Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively based on a valuation model that calculates the present value of estimated future net servicing income, resulting in a Level 3 classification.

Assets and Liabilities Measured on a Recurring Basis

Available for sale investment securities are the Company’s only balance sheet item that meet the disclosure requirements for instruments measured at fair value on a recurring basis.  Disclosures are as follows in the tables below.

(In thousands)

	Fair Value Measurements at December 31, 2014 Using:
		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)

U.S. government agencies	$60,586	$—	$60,586	$—
States and municipals	89,281	—	89,281	—
Mortgage-backed - residential	96,698	—	96,698	—
Equity securities	296	296	—	—
Trading Assets	5,370	5,370	—
Total	$252,231	$5,666	$246,565	$—

(In thousands)

	Fair Value Measurements at December 31, 2013 Using:
		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)

U.S. government agencies	$69,286	$—	$69,286	$—
States and municipals	90,183	—	90,183	—
Mortgage-backed - residential	70,638	—	70,638	—
Equity securities	289	289	—	—
Total	$230,396	$289	$230,107	$—

There were no transfers between level 1 and level 2 during 2014 or 2013.

Assets measured at fair value on a non-recurring basis are summarized below:

(In thousands)

	Fair Value Measurements at December 31, 2014 Using:
		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)

Impaired loans:
Real Estate Mortgage:
Multi-family residential	169	—	—	169
Non-farm & non-residential	366	—	—	366
Agricultural	3,729	—	—	3,729

Other real estate owned, net:
Residential	1,670	—	—	1,670
Loan servicing rights	516	—	—	516

(In thousands)

	Fair Value Measurements at December 31, 2013 Using:
		Quoted Prices
		In Active
		Markets for	Significant Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
Description	Value	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Real Estate Mortgage:
1-4 family residential	1,420	—	—	1,420
Multi-family residential	199	—	—	199
Non-farm & non-residential	36	—	—	36
Agricultural	275	—	—	275

Other real estate owned, net:
Residential	1,361	—	—	1,361
Loan servicing rights	201	—	—	201

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a net carrying amount of $4.2 million, with a valuation allowance of $587 thousand at December 31, 2014.  During 2014, three new loans became impaired resulting in an additional provision for loan losses of $427 thousand.  The total allowance for specific impaired loans increased $287 thousand for the year ending December 31, 2014.  At December 31, 2013, impaired loans had a net carrying amount of $1.9 million, with a valuation allowance of $284 thousand, resulting in an additional provision for loan losses of $253 thousand for the year ending December 31, 2013.

Other real estate owned which is measured at fair value less costs to sell, had a net carrying amount of $1.7 million, which is made up of the outstanding balance of $3.3 million, net of a valuation allowance of $1.6 million at December 31, 2014.  Write-downs of other real estate totaled $144 thousand for the year ending December 31, 2014.  At December 31, 2013, other real estate owned had a net carrying amount of $1.4 million, which is made up of the outstanding balance of $2.9 million, net of a valuation allowance of $1.5 million at December 31, 2013. Write-downs of other real estate netted to a recovery of $63 thousand for the year ending December 31, 2013.

Certain impaired loan servicing rights, which are carried at lower of cost or fair value, were carried at their fair value of $516 thousand, which is made up of the outstanding balance of $595 thousand, net of a valuation allowance of $79 thousand at December 31, 2014.  Total write-downs, net of recoveries, for the loan servicing rights totaled $20 thousand for the year ending December 31, 2014.  At December 31, 2013, impaired loan servicing rights were carried at their fair value of $201 thousand, which is made up of the outstanding balance of $260 thousand, net of a valuation allowance of $51 thousand at December 31, 2013.  Net Recoveries for prior write-downs were recorded in the amount of $155 thousand for the year ending December 31, 2013.

The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2014 and 2013:

December 31, 2014

				Range
	Fair	Valuation	Unobservable	(Weighted
(In thousands)	Value	Technique(s)	Input(s)	Average)
Impaired loans
Real estate mortgage:
Multi-family residential	169	sales comparison	adjustment for differences between the comparable sales	10%-10% (10%)
Non-farm & non-residential	366	sales comparison	adjustment for differences between the comparable sales	0%-0% (0%)
Agricultural	3,729	sales comparison	adjustment for differences between the comparable sales	5%-53% (43%)
Other real estate owned:
Residential	1,670	sales comparison	adjustment for differences between the comparable sales	0%-48% (11%)
		income approach	capitalization rate	8%-10% (9%)
Loan Servicing Rights	516	discounted cash flow	constant prepayment rates	8%-35% (11%)

December 31, 2013

				Range
	Fair	Valuation	Unobservable	(Weighted
(In thousands)	Value	Technique(s)	Input(s)	Average)
Impaired loans
Real estate mortgage:
1-4 family residential	1,420	sales comparison	adjustment for differences between the comparable sales	0%-99% (14%)
Multi-family residential	199	sales comparison	adjustment for differences between the comparable sales	12%-32% (22%)
Non-farm & non-residential	36	sales comparison	adjustment for differences between the comparable sales	0%-61% (31%)
Agricultural	275	sales comparison	adjustment for differences between the comparable sales	5%-44% (20%)
Other real estate owned:
Residential	1,361	sales comparison	adjustment for differences between the comparable sales	0%-33% (4%)
		income approach	capitalization rate	8%-8% (8%)
Loan Servicing Rights	201	discounted cash flow	constant prepayment rates	7%-23% (10%)

Fair Value of Financial Instruments

The carrying amounts and estimated fair values of financial instruments, at December 31, 2014 and December 31, 2013 are as follows:

December 31, 2014:

	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$17,169	$17,169	$—	$—	$17,169
Interest bearing deposits	1,280	1,280	—	—	1,280
Securities	246,861	296	246,565	—	246,861
Trading Assets	5,370	5,370	—	—	5,370
Mortgage loans held for sale	776	—	782	—	782
Loans, net	532,293	—	—	535,213	535,213
FHLB Stock	5,981	—	—	—	N/A
Interest receivable	3,299	—	1,274	2,025	3,299
Financial liabilities
Deposits	$654,869	$470,912	$185,429	$—	$656,341
Securities sold under agreements to repurchase and other borrowings	12,457	—	12,620	—	12,620
FHLB advances	93,785	—	88,373	—	88,373
Subordinated Debentures	7,217	—	—	7,209	7,209
Interest payable	642	—	633	9	642

December 31, 2013:

	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$22,860	$22,860	$—	$—	$22,860
Interest bearing deposits	300	300	—	—	—
Securities	230,396	289	230,107	—	230,396
Mortgage loans held for sale	223	—	229	—	229
Loans, net	463,214	—	—	459,796	459,796
FHLB Stock	6,731	—	—	—	N/A
Interest receivable	3,618	—	1,315	2,303	3,618
Financial liabilities
Deposits	$617,400	$428,239	$191,523	$—	$619,762
Securities sold under agreements to repurchase and other borrowings	12,867	—	13,013	—	13,013
FHLB advances	57,847	—	52,220	—	52,220
Subordinated Debentures	7,217	—	—	7,217	7,217
Interest payable	736	—	727	9	736

The methods and assumptions, not previously presented, used to estimate fair value are described as follows:  Carrying amount is the estimated fair value for cash and cash equivalents, interest bearing deposits, accrued interest receivable and payable, demand deposits, short-term debt, and variable rate loans or deposits that reprice frequently and fully.  The methods for determining the fair values for securities were described previously.  For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk (including consideration of widening credit spreads).  The method used to determine the fair value of loans does not necessarily represent an exit price.  Fair value of debt is based on current rates for similar financing.

It was not practicable to determine the fair value of FHLB stock due to restrictions placed on its transferability.  The fair value of off-balance sheet items is not considered material.